BORROWINGS AND INDEBTEDNESS - Additional Information (Details) - USD ($)	Aug. 31, 2023	Aug. 31, 2022
Debt Instrument [Line Items]
Total outstanding debt	$ 147,903,000	$ 55,068,000
Letters of credit outstanding under borrowing facilities	1,080,819,000	892,340,000
Syndicated loan facility
Debt Instrument [Line Items]
Commercial paper	$ 100,000,000	$ 0